Income Tax Expense and Deferred Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense income [line items]
Tax effect of total losses not recognized	$ 167,030	$ 164,100
Deductible temporary differences for which deferred tax assets have not been recognized	11,253	9,968
Temporary differences associated with investments in subsidiaries	788,137	$ 782,803
Turkey [member]
Major components of tax expense income [line items]
Increase in deferred income tax expense due to exchange difference	$ 6,530